United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment: [   ]      Amendment number:   [   ]

This Amendment (check only one):
         [   ]   is a restatement.
         [   ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:    Knights of Columbus
         Address: One Columbus Plaza
		  New Haven, CT 06507-0901


13F File Number:  28-2011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carl A. Anderson
Title: Supreme Secretary
Phone: 203-772-2130

Signature, Place, and Date of Signing:

                   /s/ Carl A. Anderson, New Haven, CT February 2000


                ---------------------------------------------


Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 161

Form 13F Information Value Total (thousands): 672720



Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.



List of Other Included Managers None


                                                         VALUE  SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS  CUSIP  (x$1000)PRN AMT PRN CALL DISCRETIONMANAGERS SOLE     SHARED      NONE
----------------------------------------------------------------------  ----- -----------------------------------------------
AMR Corp.                        COMM          001765106    1776   26500         SOLE              26500
AT&T Corp                        COMM          001957109    7480  147200         SOLE              147200
Abbott Laboratories              COMM          002824100    2447   67400         SOLE              67400
Air Products & Chemicals, Inc.   COMM          009158106    1426   42500         SOLE              42500
Albertson's Inc.                 COMM          013104104    3358  104109         SOLE              104109
Alcan Aluminum, Ltd.             COMM          013716105      59    1000         SOLE              1000
Alcoa Inc.                       COMM          013817101    1743   21000         SOLE              21000
Allstate Corp                    COMM          020002101    3334  138560         SOLE              138560
America Online, Inc.             COMM          02364J104    4401   58000         SOLE              58000
American Express                 COMM          025816109    2826   17000         SOLE              17000
American General Corp            COMM          026351106    3164   41700         SOLE              41700
American International Group     COMM          026874107    9589   88687         SOLE              88687
Anheuser-Busch Cos Inc           COMM          035229103    4288   60500         SOLE              60500
Applied Materials, Inc.          COMM          038222105    3737   29500         SOLE              29500
Archer-Daniels-Midland Co        COMM          039483102    2397  197673         SOLE              197673
Associates First Capital-A       COMM          046008108    5940  216504         SOLE              216504
AutoZone                         COMM          053332102    3422  105900         SOLE              105900
Automatic Data Processing        COMM          053015103    6654  123500         SOLE              123500
BCE, Inc.                        COMM          05534B109     118     900         SOLE              900
BEA Systems Inc.                 COMM          073325102     175    2500         SOLE              2500
BP Amoco PLC ADR                 COMM          055622104    6328  106684         SOLE              106684
Baker-Hughes Inc                 COMM          057224107    1338   63500         SOLE              63500
Banc One Corp. New               COMM          06423A103    3684  115140         SOLE              115140
Bank Of Montreal                 COMM          063671101      49    1000         SOLE              1000
BankAmerica Corp.                COMM          060505104    5303  105661         SOLE              105661
Bell Atlantic Corp               COMM          077853109    6617  107476         SOLE              107476
BellSouth Corp.                  COMM          079860102    3277   70000         SOLE              70000
Boeing Co.                       COMM          097023105    3339   80584         SOLE              80584
Boston Scientific Corp.          COMM          101137107    2002   91500         SOLE              91500
Broadcom Corp. - Class A         COMM          111320107    1090    4000         SOLE              4000
Canadian Pacific Ltd.            COMM          135923100      31    1000         SOLE              1000
Chase Manhattan Corp.            COMM          16161A108    9012  116000         SOLE              116000
Chevron Corp                     COMM          166751107    2053   23700         SOLE              23700
Chubb Corp.                      COMM          171232101    3643   64700         SOLE              64700
Cisco Sytems, Inc.               COMM          17275R102   21521  200900         SOLE              200900
Citigroup Inc.                   COMM          172967101    5764  103500         SOLE              103500
Citrix Systems, Inc.             COMM          177376100     200    1625         SOLE              1625
Clorox Co.                       COMM          189054109    3753   74500         SOLE              74500
Coca-Cola Co                     COMM          191216100   16322  280200         SOLE              280200
Colgate Palmolive Co.            COMM          194162103    4654   71600         SOLE              71600
Compaq Computer Corp.            COMM          204493100    3180  117500         SOLE              117500
Comverse Technology, Inc.        COMM          205862402     166    1150         SOLE              1150
Conexant Systems, Inc.           COMM          207142100    2721   41000         SOLE              41000
Conoco, Inc.                     COMM          208251306      62    2500         SOLE              2500
Conoco, Inc.                     COMM          208251405    1058   42529         SOLE              42529
Consolidated Natural Gas Co      COMM          209615103    2727   42000         SOLE              42000
Constellation Energy Group Inc   COMM          210371100     626   21600         SOLE              21600
Convergys Corp.                  COMM          212485106    6058  197000         SOLE              197000
Danielson Holding Corp           COMM          236274106    1052  183037         SOLE              183037
Deere & Co                       COMM          244199105    3611   83250         SOLE              83250
Delphi Automotive Systems        COMM          247126105    1172   74413         SOLE              74413
Dollar General Corp.             COMM          256669102     340   14937         SOLE              14937
Du Pont (E.I.) De Nemours & Co   COMM          263534109    5587   84810         SOLE              84810
EMC Corp.                        COMM          268648102    3469   31750         SOLE              31750
Eastman Kodak Co                 COMM          277461109    2683   40500         SOLE              40500
El Paso Energy Corp.             COMM          283905107    3647   93964         SOLE              93964
Electronic Data Systems          COMM          285661104    6660   99500         SOLE              99500
Emerson Electric Co              COMM          291011104    5474   95400         SOLE              95400
Engelhard Corp                   COMM          292845104    2237  118500         SOLE              118500
Ericsson (LM) Tel. Co CL B ADR   COMM          294821400    3711   56500         SOLE              56500
Exxon Mobil Corporation          COMM          30231G102   17560  217972         SOLE              217972
Federal Home Loan Mtg Corp       COMM          313400301    5092  108200         SOLE              108200
Federal National Mortgage Assn   COMM          313586109    3590   57500         SOLE              57500
Fedex Corp.                      COMM          31428X106    1662   40600         SOLE              40600
First Data Corporation           COMM          319963104    6657  135000         SOLE              135000
FleetBoston Financial Corp.      COMM          339030108    3826  109900         SOLE              109900
Ford Motor Co.                   COMM          345370100    7419  139163         SOLE              139163
Fortune Brands, Inc.             COMM          349631101    1471   44500         SOLE              44500
GTE Corp                         COMM          362320103    4481   63500         SOLE              63500
Gannett Company Inc              COMM          364730101    4918   60300         SOLE              60300
Gemstar Internat'l Group Ltd.    COMM          G3788V106     196    2750         SOLE              2750
General Electric Co              COMM          369604103   38216  246950         SOLE              246950
General Motors Corp.             COMM          370442105    2435   33500         SOLE              33500
General Motors Corp.             COMM          370442832    3888   40500         SOLE              40500
Georgia-Pacific Corp             COMM          373298108    1421   28000         SOLE              28000
Gillette Co                      COMM          375766102    5976  145100         SOLE              145100
Global Crossing Ltd.             COMM          G3921A100    5000  100000         SOLE              100000
Guidant Corp.                    COMM          401698105    2468   52500         SOLE              52500
Hartford Life - Class A          COMM          416592103    3454   78500         SOLE              78500
Heinz (H.J.) Co                  COMM          423074103    1284   32250         SOLE              32250
Hertz Corp.                      COMM          428040109    1504   30000         SOLE              30000
Hewlett-Packard Co               COMM          428236103   12137  106700         SOLE              106700
Hudson United Bancorp            COMM          444165104       0       1         SOLE              1
I2 Technologies Inc.             COMM          465754109     176     900         SOLE              900
IBM Corp.                        COMM          459200101   12956  120100         SOLE              120100
IMC Global Inc.                  COMM          449669100    1032   63000         SOLE              63000
Imperial Oil Ltd.                COMM          453038408      62    2000         SOLE              2000
Intel Corp                       COMM          458140100   22426  272450         SOLE              272450
JDS Uniphase Corp.               COMM          46612J101     468    2900         SOLE              2900
Johnson Controls Inc             COMM          478366107    1706   30000         SOLE              30000
Kimberly Clark Corp.             COMM          494368103    4157   63520         SOLE              63520
Kimco Realty Corp.               COMM          49446R109    3184   94000         SOLE              94000
Lilly (Eli) & Co                 COMM          532457108    7761  116700         SOLE              116700
Lowes Companies, Inc.            COMM          548661107    6154  103000         SOLE              103000
Lucent Technologies Inc.         COMM          549463107   10440  139200         SOLE              139200
MCI Worldcom Inc.                COMM          55268B106    7476  140881         SOLE              140881
Marsh & McLennan Companies       COMM          571748102    8488   88700         SOLE              88700
May Department Stores Co         COMM          577778103     871   27000         SOLE              27000
McDonalds Corp                   COMM          580135101    6748  167400         SOLE              167400
Mcgraw-Hill Companies            COMM          580645109    3131   50800         SOLE              50800
Mediaone Group, Inc.             COMM          58440J104     845   11000         SOLE              11000
Medtronic, Inc.                  COMM          585055106    5058  138800         SOLE              138800
Merck & Co                       COMM          589331107   18678  278000         SOLE              278000
Meritor Automotive Inc           COMM          59000G100    1337   69000         SOLE              69000
Microsoft Corporation            COMM          594918104   27903  239001         SOLE              239001
Minnesota Mining & Mfg Co        COMM          604059105    2055   21000         SOLE              21000
Morgan (J.P.) & Co               COMM          616880100    3989   31500         SOLE              31500
Morgan Stanely Dean Witter       COMM          617446448    7395   51802         SOLE              51802
Motorola Inc.                    CONV. PFD.    620076109    4786   32500         SOLE              32500
Nabors Industries                COMM          629568106    1083   35000         SOLE              35000
Network Appliance, Inc.          COMM          64120L104     665    8000         SOLE              8000
News Corp Ltd Ads                COMM          652487703     826   21600         SOLE              21600
News Corp Ltd Ads                COMM          652487802     361   10800         SOLE              10800
Norfolk Southern Corp            COMM          655844108     923   45000         SOLE              45000
Nortel Networks Corp.            COMM          656569100     368    3650         SOLE              3650
Northeast Bancorp                COMM          663904100      49    6000         SOLE              6000
Oracle Corp.                     COMM          68389X105     350    3125         SOLE              3125
PE Corp-PE Biosystems Group      COMM          69332S102     174    1450         SOLE              1450
PMC - Sierra, Inc.               COMM          69344F106     240    1500         SOLE              1500
Pepsi Bottling Group, Inc.       COMM          713409100    1077   65000         SOLE              65000
Pepsico Inc.                     COMM          713448108    7226  205000         SOLE              205000
Pfizer Inc                       COMM          717081103   15797  487000         SOLE              487000
Philip Morris Companies Inc      COMM          718154107    3726  162000         SOLE              162000
Procter & Gamble Co.             COMM          742718109   13586  124000         SOLE              124000
Public Service Enterprises Grp   COMM          744573106      37    1050         SOLE              1050
Qualcomm, Inc.                   COMM          747525103     564    3200         SOLE              3200
R & B Falcon Corp.               COMM          74912E101    1060   80000         SOLE              80000
RF Micro Devices, Inc.           COMM          749941100     139    2025         SOLE              2025
Raytheon Co.                     COMM          755111408    1310   49300         SOLE              49300
Rite Aid Corp                    COMM          767754104    1385  124500         SOLE              124500
Rockwell Internat'l Corp New     COMM          773903109    2226   46500         SOLE              46500
Royal Bank Of Canada             COMM          780087102      32     500         SOLE              500
Royal Dutch Petroleum -NY Reg    COMM          780257804    8449  139500         SOLE              139500
SBC Communications Inc           COMM          78387G103   11297  231742         SOLE              231742
Sabre Group Holdings             COMM          785905100    1691   33000         SOLE              33000
Saks, Inc.                       COMM          79377W108    2272  146000         SOLE              146000
Sara Lee Corp                    COMM          803111103    4335  196500         SOLE              196500
Schering-Plough                  COMM          806605101    6538  154300         SOLE              154300
Schlumberger LTD                 COMM          806857108    3368   60000         SOLE              60000
Sears Roebuck & Co               COMM          812387108    2394   78800         SOLE              78800
Siebel Systems, Inc.             COMM          826170102     210    2500         SOLE              2500
SmithKline Beecham               COMM          832378301    4841   75500         SOLE              75500
Solectron Corp.                  COMM          834182107     152    1600         SOLE              1600
Starwood Hotels & Resorts        COMM          85590A203    2291   97500         SOLE              97500
Sun Microsystems, Inc.           COMM          866810104     546    7050         SOLE              7050
Supervalu Inc                    COMM          868536103    3614  180700         SOLE              180700
TJX Companies, Inc.              COMM          872540109     920   45000         SOLE              45000
Target Corp.                     COMM          87612E106     110    1500         SOLE              1500
Texaco Inc                       COMM          881694103    2607   48000         SOLE              48000
Texas Instruments, Inc.          COMM          882508104      10     100         SOLE              100
Toronto Dominion Bank            COMM          891160509      78    2000         SOLE              2000
Tricon Global Restaurants        COMM          895953107    1504   38950         SOLE              38950
Trw Inc                          COMM          872649108    3246   62500         SOLE              62500
U S West, Inc. (New)             COMM          91273H101    3312   46000         SOLE              46000
USX-Marathon Group               COMM          902905827    1607   65100         SOLE              65100
Union Pacific Corp.              COMM          907818108    2010   46000         SOLE              46000
Veritas Software Corp.           COMM          923436109     279    1950         SOLE              1950
Vitesse Semiconductor Corp.      COMM          928497106      89    1700         SOLE              1700
Wal-Mart Stores                  COMM          931142103   19345  279850         SOLE              279850
Walgreen Co                      COMM          931422109    3411  116600         SOLE              116600
Wells Fargo & Co. New            COMM          949746101     501   12400         SOLE              12400